Accrued expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued expenses

Note 5—Accrued expenses

Accrued expenses consist of the following as of June 30, 2022 and December 31, 2021 (in thousands):

	June 30, 2022	December 31, 2021
Accrued hauler expenses	$57,019	$49,607
Accrued compensation	13,636	9,656
Accrued income taxes	-	3
Other accrued expenses	9,393	6,272
Total accrued expenses	$80,048	$65,538

Note 5—Accrued expenses

Accrued expenses consist of the following at December 31 (in thousands):

	2021	2020
Accrued hauler expenses	$49,607	$37,429
Accrued compensation	9,656	8,783
Accrued income taxes	3	61
Other accrued expenses	6,272	2,717
	$65,538	$48,990